Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Healthcare Merger Corp. ("HCMC") was incorporated in Delaware in September 2019 and formed as a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. Specialists On Call, Inc. was formed on July 14, 2004 as a Delaware C-Corporation doing business as SOC Telemed ("Legacy SOC Telemed"). On October 30, 2020, we completed the acquisition of Legacy SOC Telemed by and among us, Sabre Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of HCMC, Sabre Merger Sub II, LLC, a Delaware limited liability company and a wholly owned subsidiary of HCMC, and Legacy SOC Telemed. The transactions contemplated by the merger agreement between HCMC and Legacy SOC Telemed are collectively referred as the "Merger Transaction" or "Merger and Recapitalization". As part of the Merger Transaction, HCMC changed its name from Healthcare Merger Corp. to SOC Telemed, Inc. See Note 4, Business Combinations, for additional information.

SOC Telemed, Inc. and Subsidiaries and Affiliates (collectively, the "Company", "SOC Telemed", and "SOC") is committed to improving patient care by providing advanced, real-time telemedicine and the highest quality critical consultation services by connecting emergency physicians with critical care experts 24 hours a day, every day of the year. The Company is a health services management company that is responding to the need for rapid, effective treatment of emergency patients and the shortage of critical care experts. The Company operates as a single operating and reportable segment.

As discussed in Note 4, Business Combinations, on March 26, 2021, the Company consummated the acquisition of Access Physicians Management Services Organization, LLC ("Access Physicians") a multi-specialty acute telemedicine provider.

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

Healthcare Merger Corp. ("HCMC") was incorporated in Delaware in September 2019 and formed as a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. Specialists On Call, Inc. was formed on July 14, 2004 as a Delaware C-Corporation doing business as SOC Telemed ("Legacy SOC Telemed"). On October 30, 2020, we completed the acquisition of Legacy SOC Telemed by and among us, Sabre Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of HCMC, Sabre Merger Sub II, LLC, a Delaware limited liability company and a wholly owned subsidiary of HCMC, and Legacy SOC Telemed. The transactions contemplated by the merger agreement between HCMC and Legacy SOC Telemed are collectively referred as the "Merger Transaction" or "Merger and Recapitalization". As part of the Merger Transaction, HCMC changed its name from Healthcare Merger Corp. to SOC Telemed, Inc. See Note 4 for additional information.

SOC Telemed, Inc. and Subsidiaries and Affiliates (collectively, the "Company", "SOC Telemed", and "SOC") is committed to improving patient care by providing advanced, real-time telemedicine and the highest quality critical consultation services by connecting emergency physicians with critical care experts 24 hours a day, every day of the year. The Company is a health services management company that is responding to the need for rapid, effective treatment of emergency patients and the shortage of critical care experts. The Company operates as a single operating and reportable segment.

As discussed in Note 25, on March 26, 2021, the Company entered into an equity purchase agreement (the "Agreement") to acquire Access Physicians Management Services Organization, LLC ("Access Physicians"). Pursuant to the Agreement, SOC Telemed acquired Access Physicians with a combination of cash, shares, and contingent consideration.